Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 12,655	$ 82,579	$ 138,276
Accrued liabilities	10,951	26,348	79,113
Total	23,606	286,427	522,012
Related Party [Member]
Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Due to related parties (Note 10 and Note12)		$ 177,500	$ 304,623